Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables .
Schedule of trade and other receivables

	2024	2023
	$ million	$ million
Current
Trade receivables	1,100	1,104
Less: loss allowance	(41)	(45)
Trade receivables – net	1,059	1,059
Derivatives[1]	47	27
Other receivables[2]	148	122
Prepayments	127	92
	1,381	1,300
Non-current
Other non-current assets	24	18
	1,405	1,318
1	Refer to note 16.6 for details of derivatives.
2	Other receivables include deposits, rebates and other items of a similar nature.

Schedule of trade receivables - net

	2024 Weighted average loss rate	2024 Loss allowance	2024 Gross carrying amount	2023 Weighted average loss rate	2023 Loss allowance	2023 Gross carrying amount
	%	$ million	$ million	%	$ million	$ million
Not past due	-0.8%	(7)	860	-0.1%	(1)	788
Past due not more than 3 months	-0.6%	(1)	154	-0.6%	(1)	180
Past due more than 3 months	-7.7%	(2)	26	-3.9%	(2)	51
Past due more than 6 months	-51.7%	(31)	60	-48.2%	(41)	85
		(41)	1,100		(45)	1,104
Loss allowance			(41)			(45)
Trade receivables – net			1,059			1,059

Schedule of movements in loss allowance

	2024	2023	2022
	$ million	$ million	$ million
At 1 January	45	49	57
Exchange adjustment	(2)	1	(3)
Net receivables provided during the year	1	3	4
Utilisation of provision	(3)	(8)	(9)
At 31 December	41	45	49

Schedule of trade receivables denominated by currency

	2024	2023
	$ million	$ million
US Dollar	518	506
Sterling	36	39
Euro	207	224
Other	298	290
Trade receivables – net	1,059	1,059